Selling, General And Administrative Expenses - Disclosure of detailed information about Selling, general and administrative expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Selling, General And Administrative Expenses
Selling and marketing	$ 6,219	$ 6,607
General and administrative:
Consulting fees and payroll	2,730	2,297
Share-based payment expense	789	1,685
Depreciation	218	21
Office and administration	608	879
Professional fees	1,032	1,579
Promotion and investor relations	322	264
Director fees	258	328
Transfer agent and regulatory fees	452	536
Travel	430	243
Selling, general and administrative expense	$ 13,058	$ 14,439